Other Operating Expenses - Summary of Other Operating Expenses (Detail) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Disclosure Of Other Operating Expense [Abstract]
Payment gateway and other charges	$ 69,415	$ 57,847	$ 28,635
Outsourcing expenses	27,268	23,338	12,827
Website hosting charges	24,215	20,558	14,088
Travelling and conveyance	3,776	2,894	780
Communication	6,599	5,459	3,732
Technology and maintenance	7,411	5,605	4,224
Distribution costs	40,045
Legal and professional	5,120	6,086	6,397
Provision for litigations			4,700
Impairment provision for non-financial assets (refer note 24)	10,047
Intangible assets written off	982		17
Intangible assets written off	982		17
Miscellaneous expenses	9,955	11,911	6,175
Total	$ 204,833	$ 133,698	$ 81,575